Net (loss) income per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Basic and Diluted loss per common share:
Schedule of Basic and Diluted Per Share Computations for Continuing Operations

The following table sets forth the reconciliation of the numerators and denominators of the basic and diluted per share computations for operations for the three and nine months ended September 30:

(Dollars in thousands, except shares)	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023

Numerator:
Net loss	$(8,093)	$(6,016)	$(19,782)	$(22,705)
(Less) Net income (loss) attributable to non-controlling interest	(903)	646	3,535	(206)
Net loss attributable to Soluna Holdings, Inc.	(7,190)	(6,662)	(23,317)	(22,499)
Less: Preferred dividends or deemed dividends	-	(38)	(452)	(421)
Less: Cumulative Preferred Dividends in arrears	(2,786)	(1,722)	(7,117)	(5,166)
Balance	$(9,976)	$(8,422)	$(30,886)	$(28,086)
Denominator:
Basic and Diluted EPS:
Common shares outstanding, beginning of period, including penny warrants	6,878,723	1,189,907	2,592,454	1,061,497
Weighted average common shares issued during the period including penny warrants issued and outstanding as of quarter-end	859,941	222,733	2,555,148	101,192
Denominator for basic earnings per common shares —	7,738,664	1,412,640	5,147,602	1,162,689
Weighted average common shares	(1.29)	(5.96)	(6.00)	(24.16)

The following table sets forth the reconciliation of the numerators and denominators of the basic and diluted per share computations for continuing operations for the years ended December 31:

(Dollars in thousands, except shares)	2023	2022

Numerator:
Net loss from continuing operations	$(27,703)	$(107,016)
(Less) Net income (loss) attributable to non-controlling interest	1,498	(380)
Net income from discontinued operations	-	7,921
Net loss attributable to Soluna Holdings, Inc.	$(29,201)	$(98,715)
Less: Preferred Dividend	(421)	(4,088)
Less: Cumulative Preferred Dividends in arrears	(6,888)	(1,722)
Balance	$(36,510)	$(104,525)
Denominator:
Basic and Diluted EPS:
Common shares outstanding, beginning of period	747,837	550,168
Weighted average common shares issued during the period including penny warrants issued and outstanding as of year-end	565,881	49,133
Denominator for basic earnings per common shares —
Weighted average common shares	1,313,718	599,301